General information (Details)	6 Months Ended
Jun. 30, 2022 joint_venture
Disclosure of classes of share capital [line items]
Number of joint ventures	2
RE Ventures I, LLC
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	50.00%
RE Ventures II, LLC
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	50.00%